Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,598,658
Previously Paid Amount
Total Fee Amount	3,258.97
Total Offset Amount
Net Fee	$ 3,258.97